Summary of Significant Accounting Policies - Schedule of Reconciliation of Total Segment Gross Profit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Total Segment Gross Profit [Abstract]
Segment Gross Profit (Loss)		$ 928		$ 508,826	$ 928	$ (149,607)
Less:
Selling, general and administrative expenses	615,371	738,486	615,371	2,261,336	738,486	5,368,278
Research and development expenses	28,861	69,066	28,861	179,272	69,066	1,062,916
Stock-based compensation	48,773	2,031,631		2,773,460		185,933
Add (Less):
Interest income	19,071	4,049	19,071	87,358	4,049	185,481
Interest expense	(222,967)	(181,676)	(222,967)	(825,899)	(181,676)	(1,313,671)
Operating sublease income	12,000	8,000	12,000	48,478	8,000	65,900
Gain (loss) on foreign exchange changes	(9,912)	60,730	(9,912)	(25,135)	60,730	22,690
Loss on investment in equity securities	(50,877)			(339,171)		(221,888)
Write off unclaimed accrued liabilities			(50,877)	255,592
Other income, net	1,500	19,485	1,500	134,443	19,485	3,384
Loss before provision for income tax	$ (944,190)	$ (2,927,667)	$ (944,190)	$ (5,369,576)	$ (2,927,667)	$ (8,024,838)